Fair Value Measurements (Details) - Schedule of Convertible Promissory Notes to Relates party - Convertible Debt [Member] - USD ($)	Jun. 30, 2023	May 04, 2023	Apr. 26, 2023	Apr. 17, 2023
Fair Value Measurements (Details) - Schedule of Convertible Promissory Notes to Relates party [Line Items]
Warrant exercise price (in Dollars per share)	$ 1	$ 1	$ 1	$ 1
Term to expected Business Combination (in years)	3 months	2 months 26 days	3 months 3 days	3 months 14 days
Volatility	deminimus	deminimus	deminimus	deminimus
Risk free rate	5.36%	5.22%	5.09%	5.12%
Discount factor	0.99	0.99	0.99	0.99
Probability of Business Combination	70.00%	70.00%	70.00%	70.00%
Fair value convertible promissory note - related party (in Dollars)	$ 276,276	$ 134,794	$ 13,814	$ 86,214